Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	AEGIS FUNDS
Central Index Key	0001251896
Amendment Flag	false
Document Creation Date	Apr. 28, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Aegis Value Fund | Class I
Risk/Return:
Trading Symbol	AVALX
Aegis Value Fund | Class A
Risk/Return:
Trading Symbol	AVFAX